Commitments and Contingencies (Details) - USD ($)		9 Months Ended
	Aug. 16, 2022	Sep. 30, 2023	Dec. 31, 2022	Mar. 04, 2021
Commitments and Contingencies Disclosure [Abstract]
Excise tax, percentage	1.00%
Share repurchase percentage	1.00%
Deferred fee per unit (in Dollars per share)		$ 0.35		$ 0.35
Deferred fee amount		$ 10,062,500	$ 10,062,500	$ 10,062,500
Fair market value, percentage		1.00%
Deferred fee amount		$ 10,062,500
Merger agreement		10
Purchase price		$ 1,285,000,000
Investors and non-redeeming stockholders shares		82.03125%
Sponsor contribution		$ 10
Shares trade (in Dollars per share)		$ 2
Forward purchase break-up fee		$ 300,000
Redemption price per share (in Dollars per share)		$ 0.6
Forward purchase agreement		$ 1,500,000